Note 9 - Related-Party Transactions and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]

Note 9 – Related-Party Transactions and Party-in-Interest Transactions

Transactions resulting in Plan assets being transferred to or used by a related party are prohibited under ERISA unless a specific exemption is applied. Principal Trust Company (“Principal Trust”) is a party-in-interest and qualified institution as defined by ERISA. The Plan incurred administrative expenses of $210,865 to Principal Trust in 2025. The Company is a party-in-interest as defined by ERISA as a result of being the Plan sponsor. The Plan engages in transactions involving the acquisition or disposition of common stock of the Company, which it holds in the Plan. The Plan owned 147,441 and 145,227 shares of Company common stock at December 31, 2025 and 2024, respectively. The Plan received $63,919 in dividend income on the Company common stock during the year ended December 31, 2025. All of the above transactions are exempt from the “prohibited transactions” provisions of ERISA and the Code.